Initial Public Offering (Details) - USD ($)		6 Months Ended
	Jan. 12, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross		$ 402,500,000
Offering costs		8,483,299
Deferred underwriting commissions	$ 14,100,000	$ 14,087,500
Exercise price of warrants		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	40,250,000
Purchase price, per unit		$ 10.00	$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 402,500,000
Offering costs	22,800,000
Deferred underwriting commissions	$ 14,100,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.33
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	5,250,000
Purchase price, per unit	$ 10.00		$ 10.00